ITE
(Graphic  Omitted)

IDAHO  TAX-EXEMPT  FUND
MAY  31,  1998  REPORT
MORNINGSTAR  MUTUAL  FUNDS HAS AWARDED ITS HIGHEST "FIVE-STAR" RATING TO IDAHO
==============================================================================
TAX-EXEMPT  FUND  AS  OF  MAY  31,  1998.   THE MORNINGSTAR RATING IS A WIDELY
==============================================================================
RESPECTED  MEASURE  OF  RISK-ADJUSTED  PERFORMANCE.*   THE FUND'S MANAGERS ARE
==============================================================================
PROUD  THIS  ACCOMPLISHMENT  AND  WORK  HARD  TO  CONTINUE  EXCELLENT RESULTS.
==============================================================================

Dear  Shareowners:

       For the twelve-month period ending May 31, 1998 your Idaho Tax Exempt Fund provided a total return of 7.58%. The current 30-day yield on your Fund is 4.20%, tax-free. This is the equivalent of 7.57% of taxable income to top bracket Idaho taxpayers.
       Since May 31,1997, the 30-day yield on your Fund has fallen from 4.90%. During this time, interest rates have fallen and many issuers have called or refunded their older higher paying bonds. The Idaho Tax Exempt Fund has experienced its share of calls, refundings and maturities. As this cash is returned to the Fund, the manager has been forced to reinvest at successively lower prevailing yields. Nationally, interest rates continue to fall. Rates on Idaho municipal bonds remain near the lowest levels seen in the last thirty years.
       What lies ahead? We continue to expect positive single digit total returns from the Idaho Tax Exempt Fund in the year ahead. However, our outlook suggests we will have to adjust our expectations to lower yields and lower income dividends. The economic and cyclical background for bonds remains positive. The US dollar will remain strong for another twelve months. The situation in Asia is moving towards a more damaging phase for the US economy. US economic growth and corporate earnings will come under growing pressure from the "Asian Flu." US inflation will remain subdued. Interest rates, especially short-term rates, have the potential to fall substantially.
       Since 1987, falling inflation and interest rates have boosted both bond and stock prices together. But this has not always been the case. In the late seventies and early eighties, stock and bond prices generally moved in opposite directions. With today's low inflation, any sign of a weakening economy will be welcomed as good news for bond prices. However, with today's high equity valuations, any sign of an economic slowdown or lower earnings will send stock prices lower.
       As always, our staff and portfolio managers welcome your comments and suggestions. Only with your help can we be certain that we are meeting your investment needs- our primary objective. Thank you for investing in the Idaho Tax Exempt Fund.



     NICHOLAS  KAISER,          PHELPS  MCILVAINE,
     PRESIDENT          VICE    PRESIDENT,  PORTFOLIO  MANAGER
June  19,  1998
------------------
*Morningstar's proprietary ratings reflect historical risk-adjusted performance. The ratings are subject to change each month, and are calculated from a fund's 3 and 5-year average annual returns with sales charge adjustments (if any) and a risk factor that reflects performance relative to three month Treasury bill returns. Ten per cent of the funds in a Morningstar investment category receive five stars. From time to time the adviser has waived all or a portion of fees or expenses, resulting in higher returns. Naturally, past performance may not indicate future results.

(Graphic  Omitted)
IDAHO  TAX-EXEMPT  FUND
                         May 31, 1998 Semi-Annual Report


Investments

     Investments



RATING                       ISSUER                          Coupon/Maturity      Face Amount   Market Value
AIRPORT PARKING (2.2%)                                                         -             -              -
AAA                          Boise City ID Airport Rev COP    5.40% due 8/1/2011  $    115,000  $     119,370
ELECTRIC POWER (3.2%)                                                          -             -              -
AAA                          Idaho Falls                                       -             -              -
-                            Electric Revenue                 6.75% due 4/1/2019       160,000        175,696
GENERAL OBLIGATIONS (38.6%)
AA                           Ada & Canyon Ctys ID                                            -              -
-                            JSD #2 Meridian                 5.50% due 7/30/2011       150,000        156,340
A+                           Bannock Cnty ID GO Jail          5.05% due 9/1/2012        95,000         96,330
A                            Bannock Cnty ID SD #25          4.90% due 8/01/2009        90,000         91,719
-                                                         "   5.25% due 8/1/2016       110,000        111,254
AAA                          Boise City ID GO ISD            5.50% due 7/30/2011        95,000         98,971
AA-                                                       "  5.50% due 7/30/2016       150,000        153,762
A                            Boise Cty ID SD #73             5.15% due 7/31/2010       125,000        127,175
AAA                          Canyon Cty ID SD #132           5.40% due 7/30/2011       100,000        103,800
-                                                         "  5.40% due 7/30/2012       100,000        103,261
A                            Canyon Cty ID SD #135 Notus      6.00% due 8/1/2007        50,000         51,652
-                            Series 1994                                       -             -              -
AAA                          Cassia, Twin Falls ID JSD #151   5.10% due 8/1/2009        90,000         93,204
-                                                         "  5.375% due 8/1/2013        85,000         87,524
-                                                         "  5.375% due 8/1/2015        75,000         76,777
AAA                          Gooding Cty ID SD #232                                          -              -
-                            Wendell                          6.00% due 8/1/2008        55,000         57,417
AAA                          Kootenai Cty ID SD #273          6.00% due 8/1/2012       100,000        103,930
AAA                          Madison Cty ID SD #321           5.60% due 2/1/2010       150,000        154,095
AA                           Payette Cty ID SD #372          6.50% due 7/31/2008        80,000         88,104
-                            Payette Cty ID SD #372          6.75% due 7/31/2009       155,000        172,252
-                            Payette Cty ID SD #372          6.75% due 7/31/2010       100,000        111,130
AAA                          Teton Cty ID SD #401 GO          5.50% due 8/1/2012        75,000         77,302
                                                                                  ------------  -------------
-                            SUB-TOTAL                                         -     2,030,000      2,115,999
HOUSING (8.0%)                                                                 -             -              -
AA                           Idaho Housing Authority
-                            Single Fam Mortgage, B-1         6.85% due 7/1/2012       105,000        108,719
AA                           Idaho Housing Authority
-                            Refunding Ser A                  6.15% due 7/1/2024       150,000        154,800
AA                           Idaho Housing Authority
-                            Single Fam Mort Mezz-E-1         6.60% due 7/1/2011       100,000        103,263
AA                           Idaho Housing Authority
-                            Single Fam Mort Rev Ser B1      8.125% due 7/1/2019         5,000          5,185
-                                                         "   8.00% due 1/1/2020        25,000         25,488
AA                           Idaho Housing Authority
-                            Single Fam Mort SR Ser C1        7.70% due 7/1/2017        40,000         40,846
                                                                                  ------------  -------------
-                            SUB-TOTAL                                         -       425,000        438,301
IRRIGATION (3.8%)
AA                           Boise Kuna Irr. Dist.            6.00% due 7/1/2008       200,000        210,000
MEDICAL/HOSPITALS (4.7%)                                                       -             -              -
-                            Idaho Health Facility                             -             -              -
A                            St. Alphonsus Medical Center    6.25% due 12/1/2012       195,000        210,658
AA                                                        "  6.25% due 12/1/2022        45,000         48,208
                                                                                  ------------  -------------
-                            SUB-TOTAL                                         -       240,000        258,866

IDAHO  TAX-EXEMPT  FUND
May  31,  1998  Semi-Annual  Report
(Graphic  Omitted)
Investments,  continued






RATING                                    ISSUER                          Coupon/Maturity      Face Amount   Market Value
REAL ESTATE (3.7%)
AAA                                       Idaho St Bldg Authority Ser C    5.70% due 9/1/2007  $    100,000  $     105,970
AAA                                       Idaho State Building Authority   5.00% due 9/1/2021       100,000         97,550
                                                                                               ------------  -------------
                                                                                                    200,000        203,520
ROADS (3.6%)
A                                         Payette L.I.D. #89-1             7.60% due 5/1/2005        30,000         30,212
A                                         Post Falls, Kootenai Cty        7.20% due 4/15/1999        15,000         15,109
                                          L.I.D. #91-1                    7.40% due 4/15/2000        15,000         15,041
                                                                       "  7.60% due 4/15/2001        15,000         15,048
                                                                       "  7.75% due 4/15/2002        20,000         20,062
                                                                       "  7.95% due 4/15/2003        20,000         20,075
                                                                       "  7.95% due 4/15/2004        20,000         20,102
                                          L.I.D. #91-4                    7.95% due 4/15/2005        20,000         20,065
                                          L.I.D. #91-4                    7.95% due 4/15/2006        20,000         20,080
                                          L.I.D. #91-4                    7.95% due 4/15/2007        20,000         20,075
                                                                                               ------------  -------------
                                          SUB-TOTAL                                                 195,000        195,869

STATE EDUCATION (15.4%)
AAA                                       Boise State University           6.20% due 4/1/2010       200,000        215,610
                                          Fee Revenue                      6.30% due 4/1/2014       100,000        108,130
A-                                        Idaho State University
                                          Student Fee Revenue              6.40% due 4/1/2014       250,000        271,075
AAA                                       University of Idaho
                                          Student Fee Revenue              5.60% due 4/1/2015       185,000        192,344
A-                                        University of Idaho
                                          Fee Revenue                      6.85% due 4/1/2016        50,000         54,985
                                                                                               ------------  -------------
                                          SUB-TOTAL                                                 785,000        842,144
SEWER (3.0%)
A                                         Troy ID, Sewer Revenue           7.10% due 2/1/1999        10,000         10,061
                                                                       "   7.20% due 2/1/2000        10,000         10,217
                                                                       "   7.30% due 2/1/2001        10,000         10,278
                                                                       "   7.40% due 2/1/2002        10,000         10,274
                                                                       "   7.50% due 2/1/2003        10,000         10,280
                                                                       "   7.60% due 2/1/2004        10,000         10,295
                                                                       "   7.70% due 2/1/2005        15,000         15,461
                                                                       "   7.80% due 2/1/2006        15,000         15,482
                                                                       "   7.90% due 2/1/2007        15,000         15,491
                                                                       "   8.00% due 2/1/2008        15,000         15,495
                                                                       "   8.00% due 2/1/2009        20,000         20,673
                                                                       "   8.00% due 2/1/2010        20,000         20,679
                                                                                               ------------  -------------
                                          SUB-TOTAL                                                 160,000        164,686

WATER SUPPLY (10.3%)
A-                                        American Falls ID Reservoir      7.25% due 5/1/2004        70,000         75,509
                                          Ref. Series A                   7.625% due 5/1/2021       150,000        160,095
A                                         McCall Water Rev., Ser 1994      6.25% due 9/1/2008       200,000        217,132
A                                         McCall Water Revenue            6.375% due 9/1/2014        70,000         75,397
A                                         Ucon Water & Sewer Rev. Ref.    7.75% due 12/1/2002        35,000         36,225
                                                                                               ------------  -------------
                                          SUB-TOTAL                                                 525,000        564,358
TOTAL INVESTMENTS (96.5%)                                                 Cost = $5,053,830    $  5,035,000  $   5,288,809
                                                                                               ============  -------------
Other Assets (net of liabilities) (3.5%)                                                                           193,555
                                                                                                             -------------
TOTAL NET ASSETS (100%)                                                                                      $    5,482364
                                                                                                             =============

* These unaudited bond ratings reflect the adviser's current rating of each bond, as determined using Standard & Poor's and Moody's ratings.

IDAHO  TAX-EXEMPT  FUND
May  31,  1998  Semi-Annual  Report

(Graphic  Omitted)
Financial  Highlights




                                                                   For Year Ended November 30



                                           May
                                          1998     1997     1996     1995      1994     1993
                                        -------  -------  -------  -------  --------  -------
NET ASSET VALUE AT BEGINNING OF YEAR    $ 5.28   $ 5.25   $ 5.28   $ 4.76   $  5.23   $ 5.16
                                        -------  -------  -------  -------  --------  -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     0.13     0.26     0.27     0.26      0.27     0.25
Net gains or losses on securities
(Both realized & unrealized)              0.03     0.03    (0.03)    0.52     (0.46)    0.12
                                        -------  -------  -------  -------  --------  -------
Total From Investment Operations          0.16     0.29     0.24     0.78     (0.19)    0.37
LESS DISTRIBUTIONS
Dividends (from net investment income)   (0.13)   (0.26)   (0.27)   (0.26)    (0.27)   (0.25)
Distributions (from capital gains)        0.00     0.00     0.00     0.00     (0.01)   (0.05)
                                        -------  -------  -------  -------  --------  -------
Total Distributions                      (0.13)   (0.26)   (0.27)   (0.26)    (0.28)   (0.30)

NET ASSET VALUE AT END OF YEAR          $ 5.31   $ 5.28   $ 5.25   $ 5.28   $  4.76   $ 5.23
                                        =======  =======  =======  =======  ========  =======

TOTAL RETURN                              7.58%    5.69%    4.66%   16.68%   (3.76)%    7.35%
RATIOS / SUPPLEMENTAL DATA
--------------------------------------
Net assets ($000), end of period        $5,266   $5,255   $5,064   $5,220   $ 6,841   $7,367
Ratio of expenses to average
        net assets                        0.80%    0.80%    0.79%    0.75%     0.75%    0.75%
Ratio of net investment income
        to average net assets             2.41%    4.99%    5.10%    5.07%     5.28%    4.79%
Portfolio turnover rate                      3%      20%      10%      28%       36%      31%



For each of the above years, all or a portion of the expenses were waived. If these costs had not been waived, the resulting increase to expenses per share in each of the above periods would be $.00, $.01, $.01, $.016, $.007, and $.009, respectively. The increase to the ratio of expenses to average daily net assets would be .07%, .16%, .27%, .26%, .14%, and .18%, respectively.




(The  accompanying  notes  are an integral part of these financial statements)

(Graphic  Omitted)
IDAHO  TAX-EXEMPT  FUND
                         May 31, 1998 Semi-Annual Report


Statement  of  Assets  and  Liabilities


As  of  May  31,  1998



ASSETS
Bond investments (cost $5,053,800)                                $5,288,809
Cash                                                                 199,085
Interest receivable                                                   90,314
Insurance Reserve Premium                                                801
                                                                                5,579,009
                                                                               ----------
LIABILITIES
Other Liabilities                                                     96,645
                                                                  -----------
                                                                                   96,645
                                                                               ----------
NET ASSETS                                                                     $5,482,364
                                                                               ==========

Fund shares outstanding                                                         1,032,197
ANALYSIS OF NET ASSETS
Paid in capital (unlimited shares authorized, without par value)  $5,266,107
Accumulated net realized gain (loss) on investments                  (18,743)
Unrealized net appreciation on investments                           235,000
                                                                  -----------
Net Assets applicable to Fund shares outstanding                  $5,482,364
                                                                  ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                       $     5.31
                                                                               ==========



                            Statement of Operations


For  the  semi-annual  period  ended  May  31,  1998



INVESTMENT INCOME
        Interest income                                                    $154,362
        Amortization of bond premiums                                        (4,849)
        Accretion                                                               973
        Miscellaneous Income                                                     35
                                                                           ---------
                     Gross investment income                               $150,521
EXPENSES
        Investment adviser                                                   13,352
        Professional fees                                                     5,950
        Printing and postage                                                  2,129
        Shareholder Service Fees                                              2,036
        Other expenses                                                          936
        Filing and registration fees                                            525
                                                                           ---------
        Total gross expenses                                                 24,928
                    Less advisory fee waived                                 (3,565)
                                                                           ---------
        Net expenses                                                                  21,363
                                                                                      ------
                    Net investment income                                   129,158
                                                                           ---------
NET REALIZED GAIN ON INVESTMENTS
        Proceeds from sales                                                 138,405
        Less cost of securities sold based on identified cost               135,108
                                                                           ---------
                   Realized net gain                                          3,297
                                                                           ---------
UNREALIZED GAIN ON INVESTMENTS
        End of period                                                       235,000
        Beginning of period                                                 208,126
                                                                           ---------
        Increase in unrealized gain for the period                           26,874
                                                                           ---------
                          Net realized and unrealized gain on investments    30,171
                                                                           ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $159,329
                                                                                      ========



(The  accompanying  notes  are an integral part of these financial statements)

IDAHO  TAX-EXEMPT  FUND
                         May 31, 1998 Semi-Annual Report
Statement  of  Changes  in  Net  Assets


                                                                                                Period ended      Year ended
                                                                                             May 31, 1998      Nov. 30, 1997
                                                                                             ------------     --------------



INCREASE IN NET ASSETS                                                                                       -            -
FROM OPERATIONS
                                              Net investment Income                                 $  129,158   $  253,087
                                              Net realized gain on investments                           3,297       47,467
                                              Net increase (decrease) in unrealized appreciation        26,874      (17,678)
                                                                                                    -----------  -----------
                                              Net increase  in net assets from operations              159,329      282,876
                                                                                                    -----------  -----------

DIVIDENDS TO SHAREOWNERS FROM
                                              Net investment income                                   (128,328)    (253,388)
                                              Capital gains distributions                                    -            -
                                                                                                    -----------  -----------
                                                                                                      (128,328)    (253,388)
                                                                                                    -----------  -----------

FUND SHARE TRANSACTIONS
                                              Proceeds from sales of shares                            603,880      661,445
                                              Value of shares issued in reinvestment of dividends       96,148      190,941
                                                                                                    -----------  -----------
                                                                                                       700,028      852,386
                                              Cost of shares redeemed                                 (503,663)    (691,110)
                                                                                                    -----------  -----------
                                              Net Increase in net assets from share transactions       196,365      161,276
                                                                                                    -----------  -----------
Total increase in net assets                                                                           227,366      190,764

NET ASSETS
                                              Beginning of period                                    5,254,998    5,064,234
                                                                                                    -----------  -----------
                                              End of period                                         $5,482,364   $5,254,998
                                                                                                    ===========  ===========

Shares of the Fund Sold and Redeemed
                                              Number of shares sold                                    113,461      126,666
                                              Number of shares issued in reinvestment of dividends      18,068       36,545
                                                                                                    -----------  -----------
                                                                                                       131,529      163,211
                                              Number of shares redeemed                                (94,640)    (132,545)
                                                                                                    -----------  -----------

Net Increase in Number of Shares Outstanding                                                            36,889       30,666
                                                                                                    ===========  ===========




(The  accompanying  notes  are an integral part of these financial statements)

Notes  to  Financial  Statements

NOTE  1-ORGANIZATION
Saturna Investment Trust, (the "Trust") was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end series invest-ment company under the Investment Company Act of 1940, as amended. Four portfolios have been created to date in addition to Idaho Tax-Exempt Fund (the "Fund"). The other four portfolios distribute through a separate prospectus and the results of those funds are contained in a separate report.

NOTE  2-SIGNIFICANT  ACCOUNTING  POLICIES
The following is a summary of the sig-nificant accounting policies followed by the Fund.

INVESTMENTS:
Fixed-income securities for which there are no publicly available market quo-tations are valued using matrices based on maturity, quality, yield and similar factors, which are compared periodically to multiple dealer bids and ad-justed by the adviser under policies established by the Trustees.

The cost of securities is the same for accounting and Federal income tax purposes. Securities trans-actions are recorded on trade date. Realized gains and losses are recorded on the identified cost basis.

INCOME  AND  EXPENSES:
Interest income is reduced by the amortization of bond premiums, on a con-stant yield-to-maturity basis from pur-chase date to maturity or call, as appropriate.

Interest income is increased by accretion only for bonds underwritten as original issue discounts. Market dis-counts are recorded as realized gains upon disposition.

Expenses incurred by the Trust on be-half of the Fund (e.g., professional fees) are allocated to the Fund and the other Funds of the Trust on the basis of relative daily average net assets. The Adviser has agreed to certain limits on ex-penses, as described below.

INCOME  TAXES:
The Fund has elected to be taxed as a regulated investment company under the Internal Revenue Code and distribute sub-stantially all of its taxable net invest-ment income and realized net gains on in-vest-ments. Therefore, no provision for Federal income taxes is required. Further, the Fund intends to meet IRS requirements for tax-free income divi-dends, and requirements of the Idaho Department of Revenue for income dividends free of Idaho state income tax.

DIVIDENDS  AND  DISTRIBUTIONS  TO  SHAREOWNERS:
Dividends and distributions to share-owners are recorded on the ex-dividend date. Div-idends are paid daily and distributed on the last business day of each month. Shareowners electing to reinvest dividends and distributions pur-chase additional shares at the net asset value on the payable date.

NOTE  3-TRANSACTIONS  WITH  AFFILIATED  PERSONS
Under a contract approved by shareowners on October 12, 1990, Saturna Capital Corporation provides investment ad-vi-sory services and certain other adminis-tra-tive and distribution services to conduct the Fund's busi-ness. For such services, the Fund pays an annual fee equal to .50% of av-erage daily net assets. For the six months ended May 31, 1998, the Fund incurred advisory fee expenses of $13,352.

Saturna Capital has volunteered to reimburse the Fund to the extent that total expenses of the Fund, (excluding interest, brokerage commis-sions and taxes) exceeds .80% through March 31, 1999. Accordingly, for the six months ended May 31, 1998, Saturna Capital waived $3,565 of the advisory fee.

In accordance with the Fund's agreement with its custodian, National City Bank of Indiana, for the six months ended May 31, 1998, custodian fees incurred by the Fund, amounted to $545.

One trustee is also a director and officer of Saturna Capital Corporation.

The Trust acts as a distributor of its own shares, except in those states in which Investors National Corporation (a sub-si-diary of Saturna Capital Corporation) is itself registered as a broker-dealer and acts as dis-tributor without compensation. Saturna Capital Corporation acts as shareowner servicing (transfer) agent for the Fund, for a monthly fee plus certain expenses. For the six months ended May 31, 1998, the Fund paid such a fee of $2,036.

The unaffiliated trustees receive a fee of $100 per meeting attended, and in the period ending May 31, 1998, such fees totalled $1200.

NOTE  4-INVESTMENTS
At May 31, 1998, the net unreal-ized appreciation of investments for the Fund of $26,874 com-prised gross unrealized gains of $28,435 and gross unrealized losses of ($1,561).

During the six months ended May 31, 1998, the Fund pur-chased $305,232 of securities and sold/matured $138,405 of securities.

(Graphic  Omitted)
Web:  http://www.saturna.com
E-mail:  idaho@saturna.com
(GRAPHIC  OMITTED)
SATURNA  CAPITAL
MUTUAL  FUNDS
                                 1-800/SATURNA
 (800/728-8762)
(GRAPHIC  OMITTED)
This report is issued for the  information of the shareowners of the Fund. It is
not  authorized  for   distribution  to  prospective   investors  unless  it  is
accompanied or preceded by an effective prospectus relating to the securities of the Fund. Idaho Tax-Exempt Fund is a series of Saturna Investment Trust.

IDAHO
TAX-EXEMPT  FUND
(Graphic  Omitted)
A  Portfolio  of  Saturna  Investment  Trust
(Graphic  Omitted)
                              SEMI-ANNUAL REPORT
MAY  31,  1998